SHAREHOLDERS' EQUITY - Schedule of number of reserved and authorized shares under the equity incentive plans (Details) - shares	Sep. 30, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options outstanding	3,487,522	5,712,254
Stock unit outstanding	2,771,828	2,504,773
Ordinary shares available for issuance under the Equity Incentive Plans	5,102,685
Total Reserved and Authorized Shares as of December 31, 2022	11,362,035
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	2,291,890	2,120,275
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	479,938	384,498